Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts payable [Abstract]
Employees and related expenses		$ 828	$ 713
Accrued expenses		199	307
Deferred revenues	[1]	87	634
Other accounts payable, total		$ 1,114	$ 1,654

[1]	See also Notes 6D, 6E and 6H below.